Consolidated Statements Of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net income	$ 240,622	$ 238,808	$ 206,861
Other comprehensive income, (loss) net of tax:
Foreign currency translation differences	8,169	(8,471)	(13,917)
Unrealized gains (losses) on derivative instruments, net of tax	(22,224)	6,741	30,632
Pension and other post-retirement benefit plans, net of tax	(662)	(56)	7,892
Unrealized losses on available-for-sale marketable securities, net of tax	(6)	(11)	(59)
Other Comprehensive Income (Loss), Net of Tax	(14,723)	(1,797)	24,548
Total comprehensive income	225,899	237,011	231,409
Less: comprehensive income attributable to non-controlling interest	(2,261)	(673)	(3,927)
Comprehensive income attributable to Elbit Systems Ltd.’s shareholders	$ 223,638	$ 236,338	$ 227,482